SCHEDULE OF COMPENSATION BASED STOCK OPTION ACTIVITY (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Options outstanding, beginning balance		25,690,261	16,592,620
Weighted average exercise price outstanding, beginning balance		$ 0.23	$ 0.30
Options outstanding, expired or cancelled		(1,512,500)	(2,359)
Weighted average exercise price outstanding,expired or cancelled		$ 0.46	$ 11.88
Options outstanding, ending balance		24,177,761	25,690,261
Weighted average exercise price outstanding, ending balance		$ 0.21	$ 0.23
Options exercisable, ending balance		13,985,261	15,497,761
Options outstanding, grants	[1]		9,100,000
Weighted average exercise price outstanding,grants	[1]		$ 0.10
Vested options shares			7,280,000

[1]	Includes 7,280,000 options that have been considered as vested, pending approval by the Board of Directors of the Company.